DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

December 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (the “Funds”) (formerly Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund and Deutsche Multi-Asset Moderate Allocation Fund, respectively), each a series of Deutsche DWS Asset Allocation Trust (the “Trust”) (formerly Deutsche Asset Allocation Trust) (Reg. Nos. 033-86070; 811-08606)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 30, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.